Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	CENTAUR MUTUAL FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001295908
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 12, 2021
Prospectus Date	rr_ProspectusDate	Feb. 12, 2021
DCM/INNOVA High Dividend Income Innovation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DCM/INNOVA HIGH DIVIDEND INCOME INNOVATION FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The DCM/INNOVA High Dividend Income Innovation Fund (the "DCM/INNOVA Fund") seeks maximum total return through a combination of capital appreciation and current income.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the DCM/INNOVA Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the DCM/INNOVA Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The DCM/INNOVA Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the DCM/INNOVA Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the DCM/INNOVA Fund's performance. During the most recent fiscal year, the DCM/INNOVA Fund's portfolio turnover rate was 435% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	435.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the DCM/INNOVA Fund's Financial Highlights, which reflect the operating expenses of the DCM/INNOVA Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This example is intended to help you compare the cost of investing in the DCM/INNOVA Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the DCM/INNOVA Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the DCM/INNOVA Fund's operating expenses remain the same, except that the contractual arrangement to reduce Management Fees and reimburse expenses remains in effect only until April 30, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The DCM/INNOVA Fund invests in equity securities of companies that the Advisor believes are undervalued in the securities markets, but which also offer high dividend yields relative to the yield of the broad market averages such as the S&P 500 Total Return Index. The DCM/INNOVA Fund typically invests in common stocks and other equity securities, which may include securities issued by real estate investment trusts (REITs), publicly traded master limited partnerships (MLPs) or royalty trusts, as well as preferred stocks, convertible preferred stocks, and warrants. Under normal circumstances, the DCM/INNOVA Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and foreign companies that either have paid a dividend in the 12 months prior to the DCM/INNOVA Fund's purchase of the security, or are expected by the Advisor to pay a dividend within 12 months following the DCM/INNOVA Fund's purchase of the security. The DCM/INNOVA Fund may invest in companies of any market capitalization and its foreign companies may include companies domiciled in emerging markets.

The DCM/INNOVA Fund may seek to enhance the level of dividend income it receives by engaging in regional rotation trading which involves purchasing and selling equity securities of issuers domiciled in different regions of the world to capture dividend income for the DCM/INNOVA Fund. In a regional rotation trade, the DCM/INNOVA Fund would sell a stock that has declared its dividend and no longer trades with an entitlement to the dividend, and purchase a stock in another region that is about to declare a dividend. By entering into a series of such trades, the DCM/INNOVA Fund seeks to augment the amount of dividend income it receives over the course of a year.

The DCM/INNOVA Fund may invest in companies of any market capitalization. The DCM/INNOVA Fund will generally consider selling a security when, in the portfolio manager's opinion, there is a risk of significant deterioration in the company's fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The DCM/INNOVA Fund will also consider selling a security if, in the portfolio manager's opinion, a superior investment opportunity arises. Also, the DCM/INNOVA Fund may consider selling a security as part of the Fund's regional rotation trading strategy. The DCM/INNOVA Fund may engage in active and frequent trading to achieve its investment objectives, and the DCM/INNOVA Fund's regional rotation strategy may increase the rate of portfolio turnover. In addition, frequently purchasing stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payment of the next dividend) increases the amount of trading costs the DCM/INNOVA Fund will incur and the potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading. Dividend capture trading generally involves owning a stock long enough to collect the dividend and then selling it and using the proceeds to purchase a different dividend-paying stock. The DCM/INNOVA Fund's portfolio turnover rate is expected to be 100% or more.

In addition to investing in equity securities that offer high dividend yields, the Advisor may seek to generate income from selling covered call options on securities in the DCM/INNOVA Fund. The use of covered call options in combination with the purchase of equity securities allows for the inclusion of undervalued, non-dividend paying stocks in the DCM/INNOVA Fund's portfolio while still satisfying the Fund's goal of generating investment income. Securities so purchased will be selected based upon the Advisor's determination of the attractiveness and risk profile of the underlying stock as well as the income potential of selling covered call options on the security. The Advisor may seek to use the above strategies to structure the DCM/INNOVA Fund's investment portfolio in such a way as to seek to achieve an income yield superior to that of the S&P 500 Total Return Index. The DCM/INNOVA Fund may also invest in non-dividend paying stocks without selling covered call options if the Advisor believes the stocks can produce significant capital appreciation.

At the discretion of the Advisor, the DCM/INNOVA Fund may allocate its capital to bonds and short-term instruments. The DCM/INNOVA Fund may purchase bonds of any credit quality, maturity, or yield. The DCM/INNOVA Fund may invest in investment-grade fixed income securities and securities that are below investment-grade (i.e., "junk bonds") or short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions. The DCM/INNOVA Fund primarily invests in securities of U.S. companies, but may also invest in foreign companies.

The Advisor will vary the percentage of the DCM/INNOVA Fund's assets allocated to each of the above categories based on the Advisor's judgment of the attractiveness of available investment opportunities as well as market and economic conditions.

To select equity securities for the DCM/INNOVA Fund, the Advisor seeks to identify companies that it understands well and that possess one or more of the following characteristics:

●	Positive (or projected positive) revenue or profit trends;

●	Healthy balance sheet, characterized by ample cash relative to debt, efficient working capital management, high or increasing liquidity, or other metrics that the Advisor believes indicate the company's ability to withstand unexpected shocks, reinvest in the business, and improve its business prospects and circumstances;

●	Strong free cash flow generation;

●	Powerful and sustainable competitive advantages;

●	Management team that: (i) operates the business well and has a sound strategy to build it over time; (ii) allocates capital wisely to enhance shareholder value; and (iii) has high integrity; or

●	Policies (e.g., compensation structures) that do not significantly dilute shareholders' ownership.

In addition to the above criteria the Advisor will consider high dividend yields when selecting stocks. The Advisor seeks to identify companies whose stocks are trading, in the opinion of the Advisor, at a substantial discount to the intrinsic value, however, the Advisor may select stocks with a somewhat modest discount to the Advisor's estimate of intrinsic value if the Advisor believes that the security's dividend yield is sufficiently high, secure, and/or likely to grow over time.

In selecting bonds for the DCM/INNOVA Fund, the Advisor examines the relationships of current yield and risk of the bonds as compared to available equity securities.

The DCM/INNOVA Fund will generally consider selling a security when, in the portfolio manager's opinion, there is a risk of significant deterioration in the company's fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The DCM/INNOVA Fund will also consider selling a security if, in the portfolio manager's opinion, a superior investment opportunity arises. Also, the DCM/INNOVA Fund may consider selling a security as part of the Fund's regional rotation trading strategy. The DCM/INNOVA Fund may engage in active and frequent trading to achieve its investment objectives, and the Fund's regional rotation strategy may increase the rate of portfolio turnover. In addition, frequently purchasing stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payment of the next dividend) increases the amount of trading costs the DCM/INNOVA Fund will incur and the potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading. The DCM/INNOVA Fund's portfolio turnover rate may be 100% or more.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the DCM/INNOVA Fund. An investment in the DCM/INNOVA Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the DCM/INNOVA Fund will be successful in meeting its investment objective. Generally, the DCM/INNOVA Fund will be subject to the following additional principal risks:

●	Market Risk. The prices of and the income generated by the DCM/INNOVA Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global in-stability, and currency and interest rate fluctuations. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the DCM/INNOVA Fund) could change drastically and rapidly and, therefore, adversely affect the DCM/INNOVA Fund.

●	Management Style Risk. The performance of the DCM/INNOVA Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

●	Sector Focus Risk. While the DCM/INNOVA Fund does not focus its investments on a particular sector, the DCM/INNOVA Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the DCM/INNOVA Fund's share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid and their prices may be more volatile.

●	Foreign Securities Risk. Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the DCM/INNOVA Fund to sell its securities and could reduce the value of your shares.

●	Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the DCM/INNOVA Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the DCM/INNOVA Fund's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the DCM/INNOVA Fund's shares may be reduced.

●	Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the DCM/INNOVA Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. Changes in interest rates may have a significant effect if the Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities. The DCM/INNOVA Fund may be subject to greater risk of rising interest rates due to the current historically low interest rates and the Federal Reserve's willingness to allow interest rates to rise, if only gradually and moderately.

●	Maturity Risk. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

●	Investment-Grade Securities Risk. Securities rated BBB by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch") or Baa by Moody's Investors Service, Inc. ("Moody's") or higher are considered investment-grade securities. While the DCM/INNOVA Fund may invest in various rated investment grade securities, including securities rated Baa by Moody's or BBB by S&P or Fitch, such securities are somewhat riskier than more highly rated investment-grade debt obligations and will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

●	Junk Bonds or Lower-Rated Securities Risk. Debt securities rated below BBB by S&P or Fitch and Baa by Moody's are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value ("NAV"). These risks can reduce the DCM/INNOVA Fund's share prices and the income it earns. These securities are inherently speculative.

●	Derivative Instruments Risk. Derivative instruments, such as covered call options, involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The price the DCM/INNOVA Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the DCM/INNOVA Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the DCM/INNOVA Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

●	Valuation Risks for Non-Exchange Traded Options. The purchase of non-exchange traded call options may result in reduced liquidity (and hence value) for the DCM/INNOVA Fund's portfolio investments.

●	Risks from Writing Call Options. When the DCM/INNOVA Fund writes (i.e., sells) call options on its portfolio securities it limits its opportunity to profit from the securities and, consequently, the DCM/INNOVA Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

●	Real Estate Securities Risk. To the extent the DCM/INNOVA Fund invests in companies that invest in real estate, such as REITs, the DCM/INNOVA Fund may be subject to risk associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.

●	MLP Risks. A MLP is a limited partnership in which the ownership units are publicly traded. MLPs generally acquire interests in natural resource, energy, or real estate assets and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the DCM/INNOVA Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The DCM/INNOVA Fund's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP's operating expenses in addition to paying Fund expenses.

●	Royalty Trust Risks. The DCM/INNOVA Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust's underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Further, because natural resources are depleting assets, the income-producing ability of a royalty trust will eventually be exhausted and the royalty trust will need to raise or retain funds to make new acquisitions to maintain its value. The DCM/INNOVA Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses in addition to paying Fund expenses.

●	Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Advisor believes is its full market value, either because the market fails to recognize what the Advisor considers to be the company's true business value or because the Advisor's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the DCM/INNOVA Fund's value investment style may go out of favor with investors, negatively affecting the DCM/INNOVA Fund's performance.

Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the DCM/INNOVA Fund's portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, including securities held by the DCM/INNOVA Fund, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

●	Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower performance of the DCM/INNOVA Fund due to increased costs and may also result in the realization of capital gains. If the DCM/INNOVA Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates. Under normal circumstances, the anticipated portfolio turnover rate for the DCM/INNOVA Fund is expected to be more than 100%.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the DCM/INNOVA Fund is subject to investment risks, including the possible loss of some or all of the money invested.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information. The bar chart and table shown below provide some indication of the risks of investing in the DCM/INNOVA Fund by showing changes in the Fund's performance from year to year and by showing how the DCM/INNOVA Fund's average annual total returns for 1, 5 and 10 years compare to those of a broad-based securities market index. A second index is also included to provide an additional comparison. The DCM/INNOVA Fund's past performance (before and after taxes) is not necessarily an indication of how the DCM/INNOVA Fund will perform in the future. Updated information on the DCM/INNOVA Fund's results can be obtained by calling 1-888-484-5766 or by visiting http://www.dcmmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the DCM/INNOVA Fund by showing changes in the Fund's performance from year to year and by showing how the DCM/INNOVA Fund's average annual total returns for 1, 5 and 10 years compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-484-5766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.dcmmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The DCM/INNOVA Fund's past performance (before and after taxes) is not necessarily an indication of how the DCM/INNOVA Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	DCM/INNOVA High Dividend Income Innovation Fund Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The DCM/INNOVA Fund's year to date return through December 31, 2020 was 12.78%.

During the periods shown in the bar chart, the highest return for a quarter was 20.55% during the quarter ended June 30, 2020 and the lowest return for a quarter was -22.82% during the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2020
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Dow Jones U.S. Select Dividend Total Return Index replaced the Morningstar Moderately Conservative Target Risk Index as the DCM/INNOVA Fund’s secondary benchmark in March 2020 in response to the DCM/INNOVA Fund’s focus on investing substantially more of its portfolio in common stocks.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold DCM/INNOVA Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The DCM/INNOVA Fund compares its performance to standardized indices or other measures of investment performance. In particular, the DCM/INNOVA Fund compares its performance to the S&P 500 Total Return Index, which is generally considered to be representative of the performance of common stocks in the United States securities markets. Additionally, the DCM/INNOVA Fund compares its performance to the Dow Jones U.S. Select Dividend Total Return Index which is representative of the performance of dividend-paying stocks in the United States securities markets. The Dow Jones U.S. Select Dividend Total Return Index replaced the Morningstar Moderately Conservative Target Risk Index as the DCM/INNOVA Fund's secondary benchmark in March 2020 in response to the DCM/INNOVA Fund's focus on investing substantially more of its portfolio in common stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold DCM/INNOVA Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account ("IRA").

DCM/INNOVA High Dividend Income Innovation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
DCM/INNOVA High Dividend Income Innovation Fund | Dow Jones U.S. Select Dividend Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
5 Years	rr_AverageAnnualReturnYear05	9.25%
10 Years	rr_AverageAnnualReturnYear10	11.00%
DCM/INNOVA High Dividend Income Innovation Fund | DCM/INNOVA High Dividend Income Innovation Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,587
Annual Return 2011	rr_AnnualReturn2011	(2.33%)
Annual Return 2012	rr_AnnualReturn2012	17.94%
Annual Return 2013	rr_AnnualReturn2013	16.78%
Annual Return 2014	rr_AnnualReturn2014	7.20%
Annual Return 2015	rr_AnnualReturn2015	(4.64%)
Annual Return 2016	rr_AnnualReturn2016	11.34%
Annual Return 2017	rr_AnnualReturn2017	13.52%
Annual Return 2018	rr_AnnualReturn2018	(4.36%)
Annual Return 2019	rr_AnnualReturn2019	15.16%
Annual Return 2020	rr_AnnualReturn2020	12.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.82%)
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	9.44%
10 Years	rr_AverageAnnualReturnYear10	8.00%
DCM/INNOVA High Dividend Income Innovation Fund | DCM/INNOVA High Dividend Income Innovation Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	5.16%
DCM/INNOVA High Dividend Income Innovation Fund | DCM/INNOVA High Dividend Income Innovation Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Lebenthal Ultra Short Tax-Free Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective. The Lebenthal Ultra Short Tax-Free Income Fund (the "Lebenthal Fund") seeks a high level of current income exempt from federal income tax consistent with relative stability of principal.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Lebenthal Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $250,000 in the Lebenthal Fund. More information about these and other discounts is available from your financial professional and in this Prospectus at page 41, in the section entitled "Sales Charges and Financial Intermediary Compensation - Class A Shares", and in the Funds' Statement of Additional Information ("SAI") at page 30, in the section entitled "Additional Purchase and Redemption Information". You may be required to pay a commission to your financial intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Lebenthal Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Lebenthal Fund's performance. During the most recent fiscal year, the Lebenthal Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $250,000 in the Lebenthal Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This example is intended to help you compare the cost of investing in the Lebenthal Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Lebenthal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Lebenthal Fund's operating expenses remain the same, except that the contractual arrangement to reduce Management Fees and reimburse expenses remains in effect only until April 30, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Lebenthal Fund invests primarily in municipal securities, the income from which is exempt from federal income tax. Under normal circumstances, at least 80% of the Lebenthal Fund's net assets (including the amount of any borrowing for investment purposes) will be invested in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy that may be changed only by a shareholder vote. In addition to investing in municipal securities that are exempt from federal income tax, the Lebenthal Fund may invest up to 20% of the Fund's assets in municipal securities, the interest of which may be subject to federal alternative minimum tax, or in cash or cash equivalent investments.

Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, private activity and industrial development bonds, tax anticipation notes, and participations in pools of municipal securities. Municipal securities also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. The Lebenthal Fund may invest principally in any of the municipal securities described herein subject to overall availability, price, and the Advisor's view of the needs and structure of the Lebenthal Fund's portfolio at the time of purchase.

In managing the Lebenthal Fund's investments, the Advisor buys and sells securities and investments for the Lebenthal Fund based on its view of individual securities and market sectors. The Advisor looks for investments in individual municipal securities that it believes will perform well over market cycles. The Advisor considers a market cycle to generally be a period of rising interest rates followed by declining interest rates or declining interest rates followed by rising interest rates, as well as, a period of change in the general economic trends of the overall economy such as inflation, deflation, expansion or contraction. The Advisor is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the legal and technical structure of the transaction.

The securities in which the Lebenthal Fund invests may be of any maturity, but under normal market conditions, the Lebenthal Fund intends its portfolio of municipal securities to have an average weighted maturity of one year or less. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in the Lebenthal Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Lebenthal Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

The securities in which the Lebenthal Fund invests may have fixed rates of return or floating or variable rates. The Lebenthal Fund's assets may at times be significantly or entirely invested in short-term municipal instruments such as variable rate demand notes, short-term notes and tax-exempt commercial paper. Their yields will vary as interest rates change. The Lebenthal Fund may also invest in municipal mortgage-backed and asset-backed securities, as well as auction rate securities and restricted securities. The Lebenthal Fund may invest a portion of its assets in municipal mortgage- backed securities at the Advisor's discretion. The Lebenthal Fund may also invest in zero-coupon securities. Zero-coupon securities do not pay interest or principal until maturity and are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security.

The securities in which the Lebenthal Fund invests must, at the time of investment, be rated as investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Advisor. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB– by Moody's Investors Service Inc. ("Moody's"), S&P Global Ratings ("S&P"), or Fitch Ratings, Inc. ("Fitch"), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or are unrated but deemed by the Advisor to be of comparable quality. A security's quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. If a security's credit rating is downgraded after the Lebenthal Fund's investment, the Advisor will monitor the situation to decide if the Lebenthal Fund needs to take any action. The Lebenthal Fund may choose to retain or sell securities that are downgraded or decline in credit quality to below investment grade.

The Advisor closely monitors the Lebenthal Fund's investments and makes adjustments as the Advisor deems necessary or appropriate. Because the Lebenthal Fund intends to purchase municipal securities with an average weighted maturity of one year or less, the Lebenthal Fund expects to engage in frequent portfolio transactions. Under normal circumstances, the anticipated portfolio turnover rate for the Lebenthal Fund is expected to be greater than 100%.

The Lebenthal Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Lebenthal Fund. An investment in the Lebenthal Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Lebenthal Fund will be successful in meeting its investment objective. Generally, the Lebenthal Fund will be subject to the following additional principal risks:

●	Market Risk. The Lebenthal Fund's investments are subject to general market risk, which is the risk that the value of the securities in the Lebenthal Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuating in interest rates, the investment quality of the Lebenthal Fund's investments, economic conditions, and the market conditions of debt securities. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Lebenthal Fund) could change drastically and rapidly and, therefore, adversely affect the Lebenthal Fund. Securities in the Lebenthal Fund's portfolio may also underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

●	Municipal Securities Risk. The risk of municipal securities generally depends on the financial and credit status of the issuer. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. Municipal obligations can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term Municipal bonds and higher for long term Municipal bonds.

Municipal Bond Tax Risk – A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.

Municipal Market Volatility and Illiquidity Risk – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Lebenthal Fund may not be able to readily sell bonds without the sale significantly changing the market value of the bond. If the Lebenthal Fund needed to sell large blocks of bonds to meet shareholder redemption request or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Risk – From time to time the Lebenthal Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Lebenthal Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Lebenthal Fund's investment performance.

●	Interest Rate Risk. The Lebenthal Fund invests primarily in bonds and other debt or fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Lebenthal Fund's investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Lebenthal Fund may be subject to greater risk of rising interest rates due to the recent period of historically low rates.

●	Credit Risk. The Lebenthal Fund's investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer's or a counterparty's financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of the Lebenthal Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer's securities.

●	Prepayment Risk. Some debt securities allow the issuer to call a debt security for redemption before it matures or repay principal in advance. If this happens, the Lebenthal Fund may be required to invest the proceeds in securities with lower yields. The Lebenthal Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in unexpected capital losses.

●	Management Style Risk. The Advisor's method of security selection may not be successful and the Lebenthal Fund may underperform relative to other mutual funds that have a similar investment objective. In addition, the Advisor may select investments that fail to perform as anticipated or achieve the value desired.

●	Alternative Minimum Tax Risk. The Lebenthal Fund may invest in municipal securities, the interest on which may be subject to the federal alternative minimum tax.

●	Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Lebenthal Fund's ability to sell the securities at any given time. Such securities also may lose value.

●	Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Lebenthal Fund.

●	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline and become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Lebenthal Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Lebenthal Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Lebenthal Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Lebenthal Fund may exhibit additional volatility.

●	Taxability Risk. The Lebenthal Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Lebenthal Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Lebenthal Fund's dividends with respect to that bond might be subject to federal income tax.

●	Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

●	Auction Rate Securities Risk. The auction rate municipal securities the Lebenthal Fund may purchase will typically have a long-term nominal maturity for which the interest rate is regularly reset through a "Dutch" auction. The interest rate set by the auction is the lowest interest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities, which may adversely affect the liquidity and price of auction rate securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security.

●	Transactions Risk. The Lebenthal Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Lebenthal Fund shares may adversely affect the Lebenthal Fund's performance to the extent that the Lebenthal Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

●	New Fund Risk. The Lebenthal Fund is new and has a limited operating history. Accordingly, investors in the Lebenthal Fund bear the risk that the Lebenthal Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

●	Valuation Risk. The price that the Lebenthal Fund could receive upon the sale of any particular portfolio investment may differ from the Lebenthal Fund's valuation of the investment, particularly for securities that trade in volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Lebenthal Fund, and the Lebenthal Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

●	Yield Risk. The amount of income received by the Lebenthal Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Lebenthal Fund's expenses could absorb all or a significant portion of the Lebenthal Fund's income. If interest rates increase, the Lebenthal Fund's yield may not increase proportionately.

●	Portfolio Turnover Risk. The Lebenthal Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover necessarily results in greater transaction costs which may reduce Lebenthal Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Lebenthal Fund is subject to investment risks, including the possible loss of some or all of the money invested.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information. The bar chart and table shown below provide some indication of the risks of investing in the Lebenthal Fund by showing changes in the Fund's performance from year to year and by showing how the Lebenthal Fund's average annual total returns for 1 year and since inception compare to those of a broad-based securities market index. The Securities Industry and Financial Markets Association Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations (VRDOs) with certain characteristics. It is a short-term index which reflects activity in the VRDO market. The bar chart and table show the performance for the Lebenthal Fund's Class I Shares. The Lebenthal Fund's Class A Shares would have substantially similar annual returns and would differ only to the extent the Class A Shares have different expenses. The Lebenthal Fund's past performance (before and after taxes) is not necessarily an indication of how the Lebenthal Fund will perform in the future. Updated information on the Lebenthal Fund's results can be obtained by calling 1-888-484-5766 or by visiting http://www.dcmmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Lebenthal Fund by showing changes in the Fund's performance from year to year and by showing how the Lebenthal Fund's average annual total returns for 1 year and since inception compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-484-5766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.dcmmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Lebenthal Fund's past performance (before and after taxes) is not necessarily an indication of how the Lebenthal Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Lebenthal Ultra Short Tax-Free Income Fund Class I Shares Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Lebenthal Fund's year to date return through December 31, 2020 was .50%.

During the periods shown in the bar chart, the highest return for a quarter was 0.27% during the quarter ended March 31, 2020 and the lowest return for a quarter was -0.07% during the quarter ended December 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold the Lebenthal Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Class I Shares only and after-tax returns for the Class A Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold the Lebenthal Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account ("IRA"). After-tax returns are shown for the Class I Shares only and after-tax returns for the Class A Shares will vary.

Lebenthal Ultra Short Tax-Free Income Fund | Bloomberg Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | SIFMA Municipal Swap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(94.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(94.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | Bloomberg Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | SIFMA Municipal Swap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(94.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(94.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.25%	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.38%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	788
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,306
1 Year	rr_AverageAnnualReturnYear01	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.38%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,032
Annual Return 2020	rr_AnnualReturn2020	0.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.07%)
1 Year	rr_AverageAnnualReturnYear01	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Lebenthal Ultra Short Tax-Free Income Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019

[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the DCM/INNOVA Fund's Financial Highlights, which reflect the operating expenses of the DCM/INNOVA Fund and do not include "Acquired Fund Fees and Expenses."
[2]	DCM Advisors, LLC (the "Advisor") entered into an Expense Limitation Agreement with the DCM/INNOVA Fund under which it has contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the DCM/INNOVA Fund and to assume other expenses of the DCM/INNOVA Fund, if necessary, in an amount that limits the DCM/INNOVA Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the DCM/INNOVA Fund's business, dividend expense on securities sold short, "acquired fund fees and expenses," and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act")) to not more than 1.50% of the average daily net assets of the DCM/INNOVA Fund for the period ending April 30, 2022. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board of Trustees (the "Board" or "Trustees") of Centaur Mutual Funds Trust (the "Trust").
[3]	In the case of investments at or above $250,000, a contingent deferred sales charge (CDSC) of up to 0.25% may be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[4]	DCM Advisors, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Lebenthal Fund (the "Expense Limitation Agreement") under which it has contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Lebenthal Fund and to assume other expenses of the Lebenthal Fund, if necessary, in an amount that limits the Lebenthal Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Lebenthal Fund's business, dividend expense on securities sold short, "acquired fund fees and expenses," and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act")) to not more than 0.49% of the average daily net assets of each Class of Shares for the period ending April 30, 2022 The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board of Trustees (the "Board" or "Trustees") of Centaur Mutual Funds Trust (the "Trust"). The Expense Limitation Agreement will terminate automatically if the Lebenthal Fund's investment advisory agreement with the Advisor is terminated.